Reportable Segments - Schedule of Revenue from External Customers and Long-lived Assets, by Geographical Areas (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Total revenue	$ 199,299	$ 151,704
Total long-lived assets	426,064		$ 419,307
MENA [Member]
Total revenue	196,061	149,546
Total long-lived assets	416,571		409,139
Rest of World [Member]
Total revenue	3,238	$ 2,158
Total long-lived assets	$ 9,493		$ 10,168